Trust specific information	12 Months Ended
Dec. 31, 2020
Financial Risk, Management and Objectives
Trust specific information

(in thousands of U.S. dollars, unless otherwise indicated)

Financial Risk Management (note 6)

Investment Objective

The investment objective of the Trust is to provide a secure, convenient and exchange-traded investment alternative for investors interested in holding physical platinum and palladium bullion without the inconvenience that is typical of a direct investment in physical bullion. The Trust invests and intends to continue to invest primarily in long-term holdings of unencumbered, fully allocated, physical platinum and palladium bullion and does not speculate with regard to short-term changes in platinum and palladium prices. The Trust will only purchase and expects only to own “Good Delivery Bars” as defined by the London Platinum and Palladium Market (“LPPM”), with each bar purchased being verified against the LPPM source.

Significant risks that are relevant to the Trust are discussed here. General information on risks and risk management is described in Note 6 of the Generic Notes.

Fair Value Measurements

The reconciliation of bullion holdings for the years ended December 31, 2020 and 2019 is presented as follows:

	December 31, 2020	December 31, 2019
(in thousands of U.S. dollars)	$	$
Balance at beginning of year	117,647	101,503
Purchases	8,634	1,734
Sales	–	(1,035)
Redemptions for physical bullion	(25,301)	(23,905)
Realized gains (losses) on sales and redemptions for physical bullion	11,252	5,417
Change in unrealized gains (losses)	13,595	33,933
Balance at end of year	125,827	117,647

Realized gains (losses) on physical bullion include both realized gains (losses) on sales of physical bullion, and realized gains (losses) occurring upon unitholder redemptions for physical bullion.

The cost of physical platinum bullion as at December 31, 2020 and 2019 was $38,170 and $37,048, respectively.  The cost of physical palladium bullion as at December 31, 2020 and 2019 was $27,360 and $33,897, respectively.

Market Risk

a) Other Price Risk

If the market value of each of platinum and palladium bullion increased by 1%, with all other variables held constant, this would have increased total equity and comprehensive income by approximately $1.3 million (December 31, 2019:  $1.2 million); conversely, if the value of each of platinum and palladium bullion decreased by 1%, this would have decreased total equity and comprehensive income by the same amount.

b) Currency Risk

As at December 31, 2020, approximately $71  (December 31, 2019:  $249) of the Trust’s liabilities were denominated in Canadian dollars. As a result, a 1% change in the exchange rate between the Canadian and U.S. Dollars would have no material impact to the Trust.

Concentration Risk

The Trust’s risk is concentrated in physical platinum and palladium bullion, whose values constitute 23.8% and 75.4% of total equity, respectively, as at December 31, 2020  (December 31, 2019:  19.7% and 80.2%, respectively).

Management Fees (note 8)

The Trust pays the Manager a monthly management fee equal to 1/12 of 0.50% of the value of net assets of the Trust (determined in accordance with the Trust’s trust agreement) plus any applicable Canadian taxes, calculated and accrued daily and payable monthly in arrears on the last day of each month.

Tax Loss Carryforwards

As of the taxation year ended December 31, 2020, the Trust had capital losses available for tax purposes of $473 (December 31, 2019: $464).

Related Party Disclosures (note 8)

There have been no other transactions between the Trust and its related parties during the reporting period, other than management fees as discussed above.

Other Risk

The changing economic and market climate as a result of COVID-19 has led to the Trust implementing its business continuity plan. Our portfolio managers, enterprise shared services teams and key outsource service providers are fully operational. The exact impacts of COVID-19 over the short and long-term are undeterminable at the date of this report.